Financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Financial instruments
Summary of fair values of financial instruments

		As of December 31, 2023
		Carrying	Fair	Carrying	Fair	Carrying	Fair
		amount	value	amount	value	amount	value

Financial assets		Ongoing		Held for sale		Total
Debt securities and deposits	AC	1,573	1,573	5,108	4,734	6,681	6,307
Debt securities	FVOCI	3,420	3,420	26,232	26,232	29,652	29,652
Long-term loans	AC	—	—	518	518	518	518
Long-term loans	FVPL	4,205	4,205	—	—	4,205	4,205

Financial liabilities
Bonds issued	AC	—	—	8,162	8,203	8,162	8,203

The fair value of the Group’s financial instruments as of December 31, 2022 is presented by type of the financial instrument in the table below:

		As of December 31, 2022
		Carrying	Fair
		amount	value
Financial assets
Debt securities and deposits	AC	4,155	4,131
Debt securities	FVOCI	12,820	12,820
Long-term loans	AC	822	822
Long-term loans	FVPL	21	21
Option received from associate	FVPL	470	470

Financial liabilities
Bonds issued	AC	3,922	3,887

28.	Financial instruments (continued)

Summary of fair value measurement hierarchy of financial instruments

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2023	4,205	—	—	4,205
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2023	29,652	29,652	—	—
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2023	6,307	6,307	—	—
Long-term loans	December 31, 2023	518	—	—	518
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2023	8,203	8,203	—	—
Assets accounted at fair value through profit or loss
Long-term loans	December 31, 2022	21	—	—	21
Option received from associate	December 31, 2022	470	—	—	470
Assets accounted at fair value through other comprehensive income
Debt securities	December 31, 2022	12,820	12,820	—	—
Assets for which fair values are disclosed
Debt securities and deposits	December 31, 2022	4,131	4,131	—	—
Long-term loans	December 31, 2022	822	—	—	822
Liabilities for which fair values are disclosed
Bonds issued	December 31, 2022	3,887	3,887	—	—